Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Notes and accounts receivable	$ 3	$ 47
Stock-based compensation	1,104	2,103
Allowance for sales return	541	210
Inventory reserve	1,733	1,283
Foreign currency translation	(20)	(8)
Property and equipment	(359)	(52)
Investment tax credits	4,532	8,684
Net operating loss carryforwards	14,028	11,895
Others	494	945
Valuation allowance	(18,108)	(20,041)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 3,948	$ 5,066